Basic and Diluted Net Income/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Basic and Diluted Net Income/(Loss) Per Share
Schedule of basic and diluted net income/(loss) per share calculated in accordance with ASC 260

	For the years ended
	December 31,
	2017	2018	2019
Net income/(loss) per ordinary share-basic:
Numerator (RMB’000):
Net income/(loss) attributable to 36Kr Holdings Inc.	7,923	40,518	(25,911)
Accretion on redeemable non‑controlling interests to redemption value	—	(1,025)	(1,808)
Accretion of convertible redeemable preferred shares to redemption value	(2,834)	(120,060)	(449,130)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares	—	—	(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares	—	—	(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares	—	—	(36,977)
Net loss attributable to non-controlling interests	—	—	156
Undistributed earnings attributable to preferred shareholders of the Company	(2,996)	—	—
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.— basic	2,093	(80,567)	(850,441)
Denominator:
Weighted average number of ordinary shares outstanding	272,406,578	292,731,461	368,159,249
Denominator used in computing net income/(loss) per share–basic	272,406,578	292,731,461	368,159,249
Net income/(loss) per ordinary share: –basic (RMB)	0.008	(0.275)	(2.310)
Net income/(loss) per ordinary share–diluted:
Numerator (RMB’000):
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.— basic	2,093	(80,567)	(850,441)
Net income/(loss) attributable to ordinary shareholders — diluted	2,093	(80,567)	(850,441)
Denominator:
Denominator used in computing net income/(loss) per share–basic	272,406,578	292,731,461	368,159,249
Share‑based awards	41,316,670	—	—
Denominator used in computing net income/(loss) per share — diluted	313,723,248	292,731,461	368,159,249
Net income/(loss) per ordinary share—diluted (RMB)	0.007	(0.275)	(2.310)

Schedule of ordinary shares equivalents that were excluded from the computation to eliminate any antidilutive effect

	For the years ended
	December 31,
	2017	2018	2019
Preferred Shares	389,591,313	544,794,837	518,830,264
Share‑based awards	—	49,964,670	30,484,784
Total	389,591,313	594,759,507	549,315,048